Income Taxes - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 639,109	$ 487,478
Unrecognized losses	254,293	199,775
Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	11,113
Unrecognized losses	11,113
US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	80,912
Unrecognized losses	0
Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	547,084
Unrecognized losses	243,180
Expiration Year 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,025	3,835
Expiration Year 2022 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2022 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2022 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,025
Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,052	3,878
Expiration Year 2023 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2023 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2023 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,052
Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	37,355	2,071
Expiration Year 2024 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2024 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2024 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	37,355
Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	41,286	34,964
Expiration Year 2025 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2025 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2025 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	41,286
Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	108,513	38,901
Expiration Year 2026 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2026 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2026 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	108,513
Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	11,579	104,044
Expiration Year 2027 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2027 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2027 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	11,579
Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	55,852	21,040
Expiration Year 2028 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2028 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2028 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	55,852
Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	75,381	57,809
Expiration Year 2029 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2029 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2029 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	75,381
Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	153,152	68,074
Expiration Year 2030 [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2030 [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Expiration Year 2030 [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	153,152
Expiration Year 2031 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	83,336	152,862
Expiration Year 2031 and after [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	11,113
Expiration Year 2031 and after [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	14,334
Expiration Year 2031 and after [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	57,889
No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	66,578	$ 0
No Expiry [Member] | Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
No Expiry [Member] | US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	66,578
No Expiry [Member] | Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 0